UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.7%
Industrial - 13.2%
Basic - 1.2%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	1,655	$1,722,544
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		1,535	1,584,214
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		47	55,655
Dow Chemical Co. (The)
4.125%, 11/15/21		655	717,568
5.25%, 11/15/41		640	713,797
7.375%, 11/01/29		165	218,589
7.60%, 5/15/14		556	607,030
8.55%, 5/15/19		672	907,251
International Paper Co.
4.75%, 2/15/22		1,100	1,244,689
7.95%, 6/15/18		1,415	1,829,349
Vale SA
5.625%, 9/11/42		2,780	3,017,968

			12,618,654

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		446	433,776
Embraer SA
5.15%, 6/15/22		749	820,155
General Electric Co.
5.25%, 12/06/17		230	271,204
Owens Corning
6.50%, 12/01/16 (b)		1,652	1,856,295
Republic Services, Inc.
3.80%, 5/15/18		16	17,590
5.25%, 11/15/21		933	1,099,634
5.50%, 9/15/19		1,288	1,525,306
United Technologies Corp.
8.75%, 3/01/21		160	229,798

			6,253,758

Communications - Media - 2.7%
CBS Corp.
3.375%, 3/01/22		538	559,399
5.75%, 4/15/20		2,196	2,629,567
8.875%, 5/15/19		5	6,744
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,130	1,708,401
Comcast Corp.
5.15%, 3/01/20		2,095	2,483,128
5.30%, 1/15/14		15	15,738
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		2,175	2,243,850
4.60%, 2/15/21		700	757,779
4.75%, 10/01/14		940	1,003,657
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		784	854,560

		Principal Amount (000)	U.S. $ Value
NBCUniversal Media LLC
4.375%, 4/01/21	U.S.$	530	$595,371
News America, Inc.
6.15%, 3/01/37-2/15/41		1,388	1,756,720
6.55%, 3/15/33		755	908,735
9.25%, 2/01/13		1,285	1,292,927
Omnicom Group, Inc.
3.625%, 5/01/22		957	996,925
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,255	2,907,583
TCI Communications, Inc.
7.875%, 2/15/26		110	154,611
Time Warner Cable, Inc.
7.50%, 4/01/14		1,130	1,224,416
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,420	3,420,382
WPP Finance UK
5.875%, 6/15/14		10	10,603
8.00%, 9/15/14		2,145	2,372,027

			27,903,123

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20		2,180	2,444,763
AT&T, Inc.
4.30%, 12/15/42 (a)		567	569,468
4.45%, 5/15/21		1,244	1,436,646
5.35%, 9/01/40		481	560,148
5.60%, 5/15/18		6	7,238
BellSouth Corp.
5.20%, 9/15/14		37	39,742
BellSouth Telecommunications, Inc.
7.00%, 10/01/25		135	170,832
British Telecommunications PLC
2.00%, 6/22/15		1,178	1,211,005
5.95%, 1/15/18		314	375,244
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,452	2,617,478
Pacific Bell Telephone Co.
6.625%, 10/15/34		170	178,153
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	268,225
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	290	292,175
7.175%, 6/18/19		910	1,056,055
Telefonica Emisiones SAU
5.462%, 2/16/21		1,075	1,146,219
United States Cellular Corp.
6.70%, 12/15/33		1,380	1,447,952
Verizon Communications, Inc.
2.00%, 11/01/16		6	6,210
4.60%, 4/01/21		83	96,879
5.55%, 2/15/16		135	153,729
6.10%, 4/15/18		37	45,495

		Principal Amount (000)	U.S. $ Value
Vodafone Group PLC
6.15%, 2/27/37	U.S.$	1,955	$2,585,830

			16,709,486

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		4,132	4,559,397
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,798	1,963,571

			6,522,968

Consumer Cyclical - Entertainment - 0.4%
Time Warner, Inc.
4.70%, 1/15/21		1,130	1,286,450
7.625%, 4/15/31		115	158,318
Turner Broadcasting System, Inc.
8.375%, 7/01/13		2,109	2,189,283
Viacom, Inc.
5.625%, 9/15/19		505	603,635

			4,237,686

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE Series J
5.625%, 2/15/13		2,371	2,383,744

Consumer Cyclical - Retailers - 0.4%
Kohl’s Corp.
3.25%, 2/01/23		960	932,123
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		2,710	2,888,505

			3,820,628

Consumer Non-Cyclical - 1.6%
Ahold Finance USA LLC
6.875%, 5/01/29		2,260	2,883,742
Archer-Daniels-Midland Co.
4.479%, 3/01/21		18	20,337
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,091	1,181,146
5.875%, 5/15/13		1,700	1,730,144
8.50%, 6/15/19		19	24,447
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		2,305	2,372,140
Diageo Capital PLC
7.375%, 1/15/14		25	26,738
Johnson & Johnson
6.95%, 9/01/29		135	191,838
Kimberly-Clark Corp.
3.875%, 3/01/21		35	39,126
Kroger Co. (The)
3.40%, 4/15/22		1,961	2,027,998
Laboratory Corp. of America Holdings
2.20%, 8/23/17		306	314,092
PepsiCo, Inc.
5.00%, 6/01/18		180	213,488

		Principal Amount (000)	U.S. $ Value
Pfizer, Inc.
5.35%, 3/15/15	U.S.$	6	$6,608
6.20%, 3/15/19		35	44,239
Reynolds American, Inc.
3.25%, 11/01/22		1,278	1,283,745
Tyson Foods, Inc.
4.50%, 6/15/22		2,820	3,052,695
6.60%, 4/01/16 (d)		15	17,189
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22		998	1,018,806

			16,448,518

Energy - 2.4%
Anadarko Petroleum Corp.
6.45%, 9/15/36		714	894,476
Canadian Natural Resources Ltd.
5.15%, 2/01/13		10	10,035
ConocoPhillips
4.60%, 1/15/15		6	6,484
ConocoPhillips Holding Co.
6.95%, 4/15/29		40	55,767
Encana Corp.
3.90%, 11/15/21		3,385	3,676,591
Marathon Petroleum Corp.
3.50%, 3/01/16		369	392,804
5.125%, 3/01/21		1,856	2,184,215
Nabors Industries, Inc.
9.25%, 1/15/19		1,908	2,522,470
Noble Energy, Inc.
8.25%, 3/01/19		2,259	2,960,704
Noble Holding International Ltd.
4.90%, 8/01/20		192	215,949
Phillips 66
4.30%, 4/01/22 (a)		2,860	3,199,787
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		2,256	2,499,290
Transocean, Inc.
2.50%, 10/15/17		1,245	1,258,097
Valero Energy Corp.
6.125%, 2/01/20		1,599	1,944,360
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,565	1,724,614
6.00%, 3/15/18		164	187,381
9.625%, 3/01/19		1,065	1,389,436

			25,122,460

Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20		388	444,872
Baidu, Inc.
2.25%, 11/28/17		608	611,770
Hewlett-Packard Co.
4.65%, 12/09/21		1,311	1,316,100
HP Enterprise Services LLC
7.45%, 10/15/29		15	17,588
Intel Corp.
4.80%, 10/01/41		1,015	1,117,116

		Principal Amount (000)	U.S. $ Value
Motorola Solutions, Inc.
7.50%, 5/15/25	U.S.$	240	$302,568
Oracle Corp.
5.25%, 1/15/16		53	59,975
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,830	2,941,205
Xerox Corp.
8.25%, 5/15/14		451	491,944

			7,303,138

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		1,220	1,298,431
5.75%, 12/15/16		850	961,280

			2,259,711

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,550	2,611,873
Con-way, Inc.
6.70%, 5/01/34		958	1,019,554
Ryder System, Inc.
5.85%, 11/01/16		680	770,186
7.20%, 9/01/15		670	767,328

			5,168,941

			136,752,815

Financial Institutions - 11.4%
Banking - 7.2%
American Express Co.
2.65%, 12/02/22 (a)		11	10,956
Bank of America Corp.
5.625%, 7/01/20		35	41,497
5.70%, 1/24/22		310	372,790
5.875%, 2/07/42		1,751	2,184,528
7.375%, 5/15/14		15	16,243
7.625%, 6/01/19		1,435	1,836,184
Series L
5.65%, 5/01/18		2,385	2,774,812
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,770	2,752,036
7.625%, 11/21/22	U.S.$	1,645	1,642,944
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		70	77,574
5.55%, 1/22/17		2,435	2,745,969
5.70%, 11/15/14		2,880	3,129,615
Citigroup, Inc.
5.30%, 1/07/16		20	22,126
5.375%, 8/09/20		1,644	1,937,369
8.50%, 5/22/19		2,650	3,563,288
Compass Bank
5.50%, 4/01/20		3,134	3,106,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,189	1,217,576

		Principal Amount (000)	U.S. $ Value
Countrywide Financial Corp.
6.25%, 5/15/16	U.S.$	1,040	$1,141,615
DNB Bank ASA
3.20%, 4/03/17 (a)		2,845	3,030,096
Fifth Third Bancorp
3.50%, 3/15/22		1,099	1,151,834
6.25%, 5/01/13		15	15,285
Goldman Sachs Group, Inc. (The)
4.75%, 7/15/13		115	117,412
5.00%, 10/01/14		8	8,522
5.125%, 1/15/15		60	64,457
5.35%, 1/15/16		230	254,241
5.75%, 1/24/22		1,395	1,649,186
6.00%, 6/15/20		2,335	2,774,475
7.50%, 2/15/19		1,885	2,371,811
HSBC Holdings PLC
4.00%, 3/30/22		2,990	3,273,649
5.10%, 4/05/21		1,647	1,944,911
ING Bank NV
2.00%, 9/25/15 (a)		2,790	2,801,624
JPMorgan Chase & Co.
3.70%, 1/20/15		270	284,278
4.40%, 7/22/20		30	33,865
4.50%, 1/24/22		1,680	1,900,478
4.625%, 5/10/21		46	52,448
4.75%, 3/01/15		6	6,473
Series 1
7.90%, 4/30/18		684	774,979
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		505	552,319
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,063	1,147,733
Merrill Lynch & Co., Inc.
6.11%, 1/29/37		125	136,444
Morgan Stanley
5.30%, 3/01/13		145	145,792
7.25%, 4/01/32		15	18,871
Series G
5.50%, 7/24/20-7/28/21		3,853	4,351,951
6.625%, 4/01/18		1,970	2,321,793
National Capital Trust II
5.486%, 3/23/15 (a)		645	645,713
Nationwide Building Society
6.25%, 2/25/20 (a)		2,605	3,076,620
PNC Funding Corp.
5.125%, 2/08/20		15	17,840
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		663	779,939
Santander US Debt SAU
2.991%, 10/07/13 (a)		2,555	2,559,318
Societe Generale SA
2.50%, 1/15/14 (a)		1,235	1,247,523
SouthTrust Corp.
5.80%, 6/15/14		15	15,984
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,473,452

		Principal Amount (000)	U.S. $ Value
UFJ Finance Aruba AEC
6.75%, 7/15/13	U.S.$	520	$536,423
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,063,491
Vesey Street Investment Trust I
4.404%, 9/01/16		932	1,005,694
Wachovia Bank NA
5.60%, 3/15/16		150	168,810
Wachovia Corp.
5.50%, 5/01/13		2,560	2,602,560

			74,952,216

Finance - 0.6%
General Electric Capital Corp.
2.95%, 5/09/16		22	23,174
4.65%, 10/17/21		1,127	1,285,948
4.80%, 5/01/13		10	10,146
5.375%, 10/20/16		180	205,891
5.40%, 2/15/17		7	8,051
5.625%, 5/01/18		105	124,691
5.875%, 1/14/38		43	51,869
Series A
6.90%, 9/15/15		180	206,649
HSBC Finance Corp.
5.25%, 1/15/14		15	15,638
6.676%, 1/15/21		101	119,823
SLM Corp.
7.25%, 1/25/22		1,745	1,923,862
Series A
5.375%, 1/15/13-5/15/14		1,815	1,867,337

			5,843,079

Insurance - 2.6%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		755	892,047
Allstate Corp. (The)
6.125%, 5/15/37		2,148	2,233,920
Allstate Life Global Funding Trusts
5.375%, 4/30/13		10	10,166
American International Group, Inc.
3.80%, 3/22/17		215	232,702
4.875%, 6/01/22		1,550	1,769,513
6.40%, 12/15/20		1,180	1,464,142
Coventry Health Care, Inc.
5.95%, 3/15/17		535	621,911
6.125%, 1/15/15		205	223,955
6.30%, 8/15/14		1,630	1,760,731
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		873	1,181,041
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		505	533,626
5.125%, 4/15/22		1,075	1,240,389
5.50%, 3/30/20		1,341	1,558,074
6.10%, 10/01/41		110	130,727
Humana, Inc.
6.30%, 8/01/18		215	249,795
6.45%, 6/01/16		240	272,609

		Principal Amount (000)	U.S. $ Value
7.20%, 6/15/18	U.S.$	595	$733,709
Lincoln National Corp.
8.75%, 7/01/19		670	895,988
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		615	928,676
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,188,250
MetLife, Inc.
4.75%, 2/08/21		350	406,393
5.00%, 6/15/15		90	99,081
7.717%, 2/15/19		492	645,016
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,095	2,947,833
Prudential Financial, Inc.
5.625%, 6/15/43		1,750	1,813,525
WellPoint, Inc.
3.30%, 1/15/23		986	1,011,641
XL Group PLC
5.25%, 9/15/14		1,545	1,645,173
6.25%, 5/15/27		155	184,080

			26,874,713

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		1,849	1,979,184

REITS - 0.8%
ERP Operating LP
5.25%, 9/15/14		165	177,245
HCP, Inc.
5.375%, 2/01/21		2,940	3,347,943
Health Care REIT, Inc.
5.25%, 1/15/22		2,940	3,273,828
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		1,484	1,552,852

			8,351,868

			118,001,060

Utility - 3.7%
Electric - 1.5%
Alabama Power Co.
3.95%, 6/01/21		54	60,357
Series 07A
5.55%, 2/01/17		135	155,875
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		1,200	1,316,433
Constellation Energy Group, Inc.
5.15%, 12/01/20		546	624,144
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	47,147
Enersis SA/Cayman Island
7.375%, 1/15/14		70	73,753
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,588	2,051,037

		Principal Amount (000)	U.S. $ Value
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	U.S.$	2,305	$2,909,696
Nisource Finance Corp.
6.80%, 1/15/19		2,590	3,178,184
Pacific Gas & Electric Co.
4.50%, 12/15/41		1,100	1,179,214
6.05%, 3/01/34		5	6,442
Southern California Edison Co.
3.875%, 6/01/21		18	20,309
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		1,075	1,111,522
TECO Finance, Inc.
4.00%, 3/15/16		545	582,708
5.15%, 3/15/20		665	773,486
Union Electric Co.
6.70%, 2/01/19		240	302,742
Wisconsin Energy Corp.
6.25%, 5/15/67		1,169	1,258,136

			15,651,185

Natural Gas - 2.2%
DCP Midstream LLC
5.35%, 3/15/20 (a)		554	611,431
Energy Transfer Partners LP
4.65%, 6/01/21		25	27,468
5.95%, 2/01/15		20	21,917
6.125%, 2/15/17		125	144,654
6.625%, 10/15/36		120	140,907
6.70%, 7/01/18		705	849,461
7.50%, 7/01/38		1,660	2,146,793
Enterprise Products Operating LLC
5.20%, 9/01/20		486	580,096
Series G
5.60%, 10/15/14		10	10,826
EQT Corp.
8.125%, 6/01/19		933	1,154,893
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		3,120	3,336,079
4.15%, 3/01/22		655	709,679
ONEOK, Inc.
4.25%, 2/01/22		2,795	3,036,963
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,845	3,093,807
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,485	2,663,624
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,675	1,689,495
Williams Partners LP
5.25%, 3/15/20		1,796	2,068,906

			22,286,999

			37,938,184

		Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	U.S.$	1,978	$2,215,360
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		2,150	2,420,513
5.75%, 1/20/20		30	34,151

			4,670,024

Total Corporates - Investment Grades (cost $268,720,544)			297,362,083

MORTGAGE PASS-THROUGHS - 23.1%
Agency Fixed Rate 30-Year - 19.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 5/01/39-2/01/41		15,867	17,028,626
5.50%, 4/01/38		6,310	6,817,078
Series 2005
5.50%, 1/01/35		26	28,015
Series 2007
5.50%, 7/01/35		1,219	1,328,306
Federal National Mortgage Association
3.00%, TBA		15,090	15,811,491
3.50%, TBA		23,200	24,734,281
4.00%, 1/01/41-12/01/41		33,588	36,051,426
4.50%, TBA		17,110	18,482,142
5.50%, 5/01/38-6/01/38		9,600	10,439,192
6.00%, TBA		1,099	1,200,314
6.00%, 9/01/37-10/01/40		11,303	12,374,775
Series 2003
5.00%, 11/01/33		2,226	2,425,390
5.50%, 4/01/33-7/01/33		3,863	4,245,069
Series 2004
5.50%, 2/01/34-11/01/34		3,563	3,903,711
6.00%, 9/01/34		355	394,595
Series 2005
4.50%, 8/01/35		3,418	3,697,505
5.50%, 2/01/35		3,824	4,198,746
6.00%, 4/01/35		2,000	2,224,473
Series 2006
5.00%, 2/01/36		6,278	6,827,569
5.50%, 4/01/36		953	1,041,894
6.00%, 11/01/36		12	13,629
Series 2007
4.50%, 9/01/35		3,077	3,340,113
5.00%, 11/01/35-7/01/36		95	103,614
5.50%, 5/01/36-8/01/37		344	377,849
6.00%, 3/01/37		59	64,371
Series 2008
5.50%, 12/01/35-3/01/37		4,789	5,233,042
6.00%, 3/01/37-5/01/38		11,304	12,419,842
Series 2010
6.00%, 2/01/40-4/01/40		2,738	2,995,448
Series 2011
4.00%, 12/01/41		21	22,799

			197,825,305

		Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year - 3.1%
Federal National Mortgage Association
3.00%, TBA	U.S.$	11,065	$11,678,762
4.50%, TBA		7,740	8,325,337
4.50%, 12/01/13-7/01/26		11,154	12,049,129
Series 2008
4.50%, 5/01/23		19	20,188

			32,073,416

Agency ARMs - 0.9%
Federal Home Loan Mortgage Corp.
2.369%, 4/01/35 (b)		2,032	2,158,905
2.384%, 11/01/35 (b)		3,549	3,778,729
2.938%, 5/01/35 (b)		941	1,004,522
Series 2006
3.068%, 12/01/36 (b)		2	2,390
Series 2007
3.276%, 3/01/37 (b)		3	3,215
Series 2008
2.774%, 11/01/37 (d)		465	494,979
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (d)		830	886,952
Series 2007
2.34%, 3/01/34 (d)		749	796,097
2.418%, 2/01/37 (b)		5	5,200
2.913%, 3/01/37 (d)		7	7,023

			9,138,012

Total Mortgage Pass-Throughs (cost $232,522,571)			239,036,733

GOVERNMENTS - TREASURIES - 15.1%
United States - 15.1%
U.S. Treasury Bonds
2.75%, 11/15/42		1,510	1,454,791
3.00%, 5/15/42		5,705	5,811,969
4.50%, 2/15/36		9,261	12,188,347
4.625%, 2/15/40		24,429	33,006,281
8.125%, 8/15/21		384	593,370
U.S. Treasury Notes
0.625%, 8/31/17-11/30/17		20,105	20,054,414
0.75%, 6/30/17		4,585	4,612,226
0.875%, 1/31/17		7,305	7,402,018
1.00%, 8/31/16-3/31/17		57,987	59,075,871
1.375%, 5/15/13		36	36,167
1.625%, 8/15/22-11/15/22		11,290	11,191,059
2.125%, 8/15/21		125	131,406
2.625%, 11/15/20 (e)		1,269	1,392,288

Total Governments - Treasuries (cost $147,214,958)			156,950,207

		Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 11.6%
Autos - Fixed Rate - 6.2%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14	U.S.$	1,769	$1,771,325
Series 2012-5, Class A2
0.45%, 7/15/15		1,655	1,654,833
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		3,235	3,257,176
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		737	737,580
Series 2011-5, Class A2
1.19%, 8/08/15		727	729,012
Series 2012-3, Class A3
0.96%, 1/09/17		3,225	3,244,543
Series 2012-4, Class A2
0.49%, 4/08/16		4,125	4,126,304
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		2,070	2,111,584
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,825	1,843,798
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		1,460	1,469,897
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		1,322	1,331,757
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		2,424	2,429,106
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	3,423	3,450,438
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	3,158	3,159,796
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		1,865	1,883,988
Series 2012-D, Class B
1.01%, 5/15/18		860	858,425
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		6,340	6,342,793
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		1,689	1,690,703
Mercedes-Benz Master Owner Trust 2012-A
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		2,803	2,799,095

		Principal Amount (000)	U.S. $ Value
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)	U.S.$	3,346	$3,349,667
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		2,384	2,389,259
Series 2012-B, Class A2A
0.45%, 6/15/15		1,405	1,404,703
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		3,630	3,644,981
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		3,010	3,030,245
Series 2012-6, Class A2
0.47%, 9/15/15		1,220	1,220,026
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		1,840	1,840,102
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14		1,973	1,975,142

			63,746,278

Credit Cards - Fixed Rate - 2.8%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		5,970	5,990,054
Series 2012-5, Class A
0.59%, 5/15/18		3,090	3,090,229
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/16/24		2,730	2,718,157
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		3,260	3,257,296
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,593	1,605,014
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,920,370
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		3,070	3,068,175
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		2,960	3,001,750
Series 2012-7, Class A
1.76%, 9/15/22		2,560	2,560,508
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,815	1,835,049

			29,046,602

		Principal Amount (000)	U.S. $ Value
Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.609%, 9/15/17 (a)(b)	U.S.$	4,362	$4,355,863
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.909%, 2/15/17 (a)(b)		3,630	3,735,245
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.701%, 6/20/17 (b)		4,155	4,173,635

			12,264,743

Other ABS - Fixed Rate - 0.7%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (a)	CAD	632	635,447
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	U.S.$	1,628	1,632,691
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		625	627,244
Series 2012-A, Class A3
0.94%, 5/15/17		2,213	2,229,031
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1,126	1,130,472
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		1,432	1,434,292

			7,689,177

Credit Cards - Floating Rate - 0.6%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.909%, 2/15/17 (a)(b)		2,855	2,873,290
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.779%, 3/18/14 (a)(b)		3,298	3,304,794

			6,178,084

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.335%, 12/25/32 (b)		328	302,282
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.471%, 1/20/35 (b)		423	409,500
Series 2006-1, Class M1
0.491%, 1/20/36 (b)		56	52,875

		Principal Amount (000)	U.S. $ Value
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.51%, 4/25/34 (b)	U.S.$	157	$144,347

			909,004

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		303	310,270
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		132	130,280

			440,550

Total Asset-Backed Securities (cost $119,931,819)			120,274,438

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
Non-Agency Fixed Rate CMBS - 6.5%
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A5
4.60%, 2/13/46		1,544	1,556,603
Series 2006-PW12, Class A4
5.712%, 9/11/38		1,375	1,573,978
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.36%, 4/15/40		390	409,748
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,575	1,738,060
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		1,108	1,143,085
Series 2005-C1, Class A4
5.014%, 2/15/38		4,205	4,529,323
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.804%, 6/15/38		5,080	5,766,755
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.803%, 5/15/46		2,630	3,099,110
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35		29	29,328
Series 2007-GG9, Class A4
5.444%, 3/10/39		5,180	5,965,915
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		100	105,668
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		5,465	5,916,442
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		3,634	3,655,882

		Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37	U.S.$	40	$43,745
Series 2006-CB14, Class A4
5.481%, 12/12/44		1,395	1,567,836
Series 2006-CB16, Class A4
5.552%, 5/12/45		3,730	4,284,808
Series 2007-CB19, Class A4
5.728%, 2/12/49		45	52,775
Series 2007-LD11, Class A4
5.812%, 6/15/49		5,165	6,023,165
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5,075	5,869,775
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		2,231	2,333,642
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32		188	188,645
Series 2004-C4, Class A4
5.533%, 6/15/29		170	180,639
Series 2005-C1, Class A4
4.742%, 2/15/30		125	133,627
Series 2006-C1, Class A4
5.156%, 2/15/31		310	346,093
Series 2006-C3, Class A4
5.661%, 3/15/39		855	970,307
Series 2006-C4, Class A4
5.865%, 6/15/38		285	329,089
Series 2007-C1, Class A4
5.424%, 2/15/40		2,892	3,356,805
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.893%, 6/12/46		2,095	2,413,329
Series 2006-3, Class A4
5.414%, 7/12/46		25	28,744
Series 2007-9, Class A4
5.70%, 9/12/49		270	316,632
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		2,019	2,034,086
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		1,671	1,725,206

			67,688,845

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(b)		1,075	1,078,326

Agency CMBS - 0.0%
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		61	66,608

		Principal Amount (000)	U.S. $ Value
Total Commercial Mortgage-Backed Securities (cost $63,155,662)			$68,833,779

AGENCIES - 6.2%
Agency Debentures - 6.2%
Federal Farm Credit Bank
0.242%, 9/29/14 (b)	U.S.$	2,845	2,846,283
0.27%, 6/26/13 (b)		300	300,140
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		13,130	13,716,583
Federal National Mortgage Association
6.25%, 5/15/29		8,296	11,917,959
6.625%, 11/15/30		9,565	14,567,533
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		24,195	21,385,501

Total Agencies (cost $56,254,271)			64,733,999

CORPORATES - NON-INVESTMENT GRADES - 1.7%
Industrial - 1.1%
Basic - 0.3%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		790	1,054,650
LyondellBasell Industries NV
5.75%, 4/15/24		1,481	1,740,175

			2,794,825

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		1,715	1,817,900
Ball Corp.
5.00%, 3/15/22		1,710	1,829,700

			3,647,600

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22		1,140	1,248,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (f)		1,720	1,827,500

			3,075,800

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		459	481,950

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		820	897,900

			10,898,075

Financial Institutions - 0.5%
Banking - 0.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	570	622,618

		Principal Amount (000)	U.S. $ Value
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	2,630	$2,662,875
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		1,185	1,226,475
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		85	87,338

			4,599,306

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		945	991,090

			5,590,396

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		920	1,025,309

Total Corporates - Non-Investment Grades (cost $15,263,690)			17,513,780

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		2,009	2,270,170

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		1,426	1,775,370

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	3,174,910

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,845	2,984,695

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		2,815	2,997,975

Total Quasi-Sovereigns (cost $11,735,921)			13,203,120

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (a)		2,800	3,251,500

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		34	36,465

		Principal Amount (000)	U.S. $ Value
Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)	U.S.$	2,532	$2,905,470

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		1,331	1,710,114

Total Governments - Sovereign Bonds (cost $6,702,695)			7,903,549

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.737%, 5/25/35		1,068	1,020,747
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.078%, 6/25/46		2,677	1,596,263
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.918%, 7/25/36		429	268,797
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		100	101,060
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
3.132%, 8/25/35		37	33,863

			3,020,730

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.748%, 5/28/35		323	279,345

Non-Agency Floating Rate - 0.0%
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.411%, 7/20/36 (b)		30	27,557
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.866%, 2/25/47 (b)		63	46,710

			74,267

Total Collateralized Mortgage Obligations (cost $4,571,350)			3,374,342

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $1,936,090)		1,895	2,737,706

		Principal Amount (000)	U.S. $ Value
BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
IPC Systems, Inc.
5.46%, 6/01/15 (b)
(cost $750,000)	U.S.$	750	$587,498

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
Israel Electric Corp., Ltd.
7.75%, 12/15/27 (a)
(cost $268,384)		265	288,760

GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17
(cost $16,764)		15	17,593

		Shares
SHORT-TERM INVESTMENTS - 10.5%
Investment Companies - 5.7%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.15% (g) (cost $59,411,190)		59,411,190	59,411,190

		Principal Amount (000)
Repurchase Agreements - 1.9%
HSBC Securities New York 0.20%, dated 12/7/12 due 2/5/13 in the amount of $20,006,667 (collateralized by $20,150,000 U.S. Treasury Note, 1.00% due 1/15/14, value $20,412,633) (cost $20,000,000)	U.S.$	20,000	20,000,000

Treasury Bill - 2.9%
Japan Treasury Discount Bill
Series 321
Zero Coupon, 2/12/13 (cost $31,684,773)	JPY	2,610,000	30,123,156

Total Short-Term Investments (cost $111,095,963)			109,534,346

U.S. $ Value
Total Investments - 106.3% (cost $1,040,140,682) (h)	$1,102,351,933
Other assets less liabilities - (6.3)% (i)	(65,369,409)

Net Assets - 100.0%	$1,036,982,524

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	57	March 2013	$12,563,168	$12,566,719	$(3,551)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank NA	EUR	2,308	USD	3,023	1/17/13	$(24,326)
Citibank NA	JPY	2,610,000	USD	31,698	2/12/13	1,562,555
Royal Bank of Canada	CAD	4,394	USD	4,458	1/31/13	42,735
Royal Bank of Scotland PLC	USD	161	CAD	160	1/31/13	(172)

						$1,580,792

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(238,388)
JPMorgan Chase Bank NA	12,780	2/7/22	2.043%	3 Month LIBOR	(507,481)

					$(745,869)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
Bank of America Corp.,
5.65% 5/01/18, 9/20/17*	1.00%	1.22%	$280	$(2,886)	$(18,336)	$15,450
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95% 9/15/16, 9/20/17*	1.00	1.51	3,000	(70,698)	(99,623)	28,925

				$(73,584)	$(117,959)	$44,375

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at December 31, 2012
ING Bank Amsterdam +	(0.75	)%*	– 0	–	$1,821,944

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $123,497,026 or 11.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.
(d)	Variable rate coupon, rate shown as of December 31, 2012.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $678,255.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,806,250.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,837,489 and gross unrealized depreciation of investments was $(3,626,238), resulting in net unrealized appreciation of $62,211,251.
(i)	An amount of U.S. $12,825 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$297,362,083		$	– 0	–	$297,362,083
Mortgage Pass - Throughs		– 0	–	239,036,733			– 0	–	239,036,733
Governments - Treasuries		– 0	–	156,950,207			– 0	–	156,950,207
Asset-Backed Securities		– 0	–	111,235,707			9,038,731		120,274,438
Commercial Mortgage-Backed Securities		– 0	–	61,679,513			7,154,266		68,833,779
Agencies		– 0	–	64,733,999			– 0	–	64,733,999
Corporates - Non-Investment Grades		– 0	–	17,513,780			– 0	–	17,513,780
Quasi-Sovereigns		– 0	–	13,203,120			– 0	–	13,203,120
Governments - Sovereign Bonds		– 0	–	7,903,549			– 0	–	7,903,549
Collateralized Mortgage Obligations		– 0	–	279,345			3,094,997		3,374,342
Local Governments - Municipal Bonds		– 0	–	2,737,706			– 0	–	2,737,706
Bank Loans		– 0	–	– 0	–		587,498		587,498
Emerging Markets - Corporate Bonds		– 0	–	288,760			– 0	–	288,760
Governments - Sovereign Agencies		– 0	–	17,593			– 0	–	17,593
Short-Term Investments:
Investment Companies		59,411,190		– 0	–		– 0	–	59,411,190
Repurchase Agreements		– 0	–	20,000,000			– 0	–	20,000,000
Treasury Bill		– 0	–	30,123,156			– 0	–	30,123,156

Total Investments in Securities		59,411,190		1,023,065,251			19,875,492		1,102,351,933
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	1,605,290			– 0	–	1,605,290
Credit Default Swap Contracts		– 0	–	44,375			– 0	–	44,375
Liabilities:
Futures Contracts		(3,551)		– 0	–		– 0	–	(3,551)
Forward Currency Exchange Contracts		– 0	–	(24,498)			– 0	–	(24,498)
Interest Rate Swap Contracts		– 0	–	(745,869)			– 0	–	(745,869)

Total^		$59,407,639		$1,023,944,549			$19,875,492		$1,103,227,680

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/12	$14,500,930			$7,106,163		$3,811,820
Accrued discounts/(premiums)	855			(26,571)		1,789
Realized gain (loss)	(828,211)			– 0	–	(323,992)
Change in unrealized appreciation/depreciation	824,340			74,674		357,779
Purchases	55,160			– 0	–	2,777
Sales	(1,338,784)			– 0	–	(476,177)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(4,175,559)			– 0	–	(278,999)

Balance as of 12/33/12+	$9,038,731			$7,154,266		$3,094,997

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(20,647)			$74,674		$200,681

	Bank Loans		Warrants			Total
Balance as of 9/30/12	$658,315		$	– 0	–	$26,077,228
Accrued discounts/(premiums)	348			– 0	–	(23,579)
Realized gain (loss)	(251,808)			– 0	–	(1,404,011)
Change in unrealized appreciation/depreciation	208,112			– 0	–	1,464,905
Purchases	– 0	–		– 0	–	57,937
Sales	(27,469)			– 0	–	(1,842,430)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(4,454,558)

Balance as of 12/31/12	$587,498		$	– 0	–	$19,875,492

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(50,003)		$	– 0	–	$204,705

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$9,038,731	Third Party Vendor	Evaluated Quotes	$91.78 - $102.57
Commercial Mortgage-Backed Securities	$7,154,266	Third Party Vendor	Evaluated Quotes	$100.31 - $117.28
Collateralized Mortgage Obligations	$3,094,997	Third Party Vendor	Evaluated Quotes	$59.64 - $101.06
Bank Loans	$587,498	Third Party Vendor	Vendor Quotes	$78.33

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:
Robert M. Keith
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Robert M. Keith
President

Date:	February 25, 2013

By:
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013